Deferred Tax Assets And Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred tax assets and deferred tax liabilities
22	Deferred tax assets and deferred tax liabilities
Deferred income assets and liabilities of the Group are set out as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Deferred tax assets	4,873,370	4,990,352
Deferred tax liabilities	(833,694)	(694,090)

Net amount	4,039,676	4,296,262

Deferred assets and liabilities not taking into consideration the offsetting of balances are set out as follows:

(a)	The following table sets forth the details of deferred tax assets:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Provision for asset impairments	986,943	1,303,345
Guarantee liabilities	674,277	1,440,842
Revenue recognition—differences between accounting and tax book	1,635,551	1,252,255
Employee benefit payables	751,926	483,747
Accrued expenses	489,544	355,999
Deductible tax losses	194,627	217,501
Changes in fair value	140,242	170,471
Others	63,476	25,360

	4,936,586	5,249,520

(b)	Deductible temporary differences and deductible losses that are not recognized as deferred tax assets are analyzed as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Deductible temporary differences	2,720,263	3,792,705
Deductible losses	2,432,434	2,135,395

	5,152,697	5,928,100

(c)	Deductible losses that are not r e cognized as deferred tax assets will expire as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
2022	7,433	6,149
2023	124,678	120,824
2024	365,455	310,412
2025	71,574	158,783
2026	169,894	33,382
2027	—	263,800
No due date	1,693,400	1,242,045

	2,432,434	2,135,395

(d)	The following table sets forth the movements of the deferred tax asset:

Movements	Deductible tax losses	Provision for asset impairments	Employee benefit payables	Accrued expenses	Guarantee liabilities	Revenue recognition - differences between accounting and tax book	Others (Include changes in fair value )	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020	1,047,234	939,239	563,567	430,965	60,687	—	148,864	3,190,556

Credited/(charged) - to profit or loss	(465,909)	429,454	62,481	97,695	126,482	—	120,166	370,369

As of December 31, 2020	581,325	1,368,693	626,048	528,660	187,169	—	269,030	3,560,925

Credited/(charged) - to profit or loss	(386,698)	(381,750)	125,878	(39,116)	487,108	1,635,551	(65,312)	1,375,661

As of December 31, 2021	194,627	986,943	751,926	489,544	674,277	1,635,551	203,718	4,936,586

Credited/(charged) - to profit or loss	22,874	316,402	(268,179)	(133,545)	766,565	(383,296)	(7,887)	312,934

As of December 31, 2022	217,501	1,303,345	483,747	355,999	1,440,842	1,252,255	195,831	5,249,520

(e)	The following table sets forth for the details of deferred tax liabilities:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unrealized consolidated earnings	576,472	672,661
Intangible assets arisen from business combination	211,565	211,565
Changes in fair value	77,271	57,471
Effective interest adjustment	18,045	—
Revenue recognition differences between accounting and tax book	—	—
Others	13,557	11,561

	896,910	953,258

(f)	The following table sets forth the movements of the deferred tax liabilities:

Movements	Revenue recognition differences between accounting and tax book	Intangible assets arisen from business combination	Unrealized consolidated earnings	Effective interest adjustment	Changes in fair value	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020	4,476,834	452,258	295,637	260,671	16,956	16	5,502,372

Charged/(credited) - to profit or loss	(318,850)	—	139,213	601,364	3,513	8,382	433,622

As of December 31, 2020	4,157,984	452,258	434,850	862,035	20,469	8,398	5,935,994

Charged/(credited) - to profit or loss	(4,157,984)	(240,693)	141,622	(843,990)	56,802	5,159	(5,039,084)

As of December 31, 2021	—	211,565	576,472	18,045	77,271	13,557	896,910

Charged/(credited) - to profit or loss	—	—	96,189	(18,045)	(19,800)	(1,996)	56,348

As of December 31, 2022	—	211,565	672,661	—	57,471	11,561	953,258

(g)	The following table sets forth the net balances of deferred tax assets and liabilities after offsetting:

	As of December 31,
	2021		2022
	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets	(63,216)	4,873,370	(259,168)	4,990,352

Deferred tax liabilities	63,216	(833,694)	259,168	(694,090)